PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) Rp in Billions	Dec. 31, 2017 IDR (Rp)
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (290)
Amount of decrease in actuarial assumptions	331
Pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	170
Amount of decrease in actuarial assumptions	(159)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(2,028)
Amount of decrease in actuarial assumptions	2,409
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	397
Amount of decrease in actuarial assumptions	(413)
Additional pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(72)
Amount of decrease in actuarial assumptions	83
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(60)
Amount of decrease in actuarial assumptions	64
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	63
Amount of decrease in actuarial assumptions	(63)
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(2,197)
Amount of decrease in actuarial assumptions	2,965
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,356
Amount of decrease in actuarial assumptions	(1,150)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(17)
Amount of decrease in actuarial assumptions	Rp 18